Calculations Of Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per Share [Abstract]
Earnings per Share [Table Text Block]

	Years Ended December 31,
	2012	2011	2010
	(Amounts, except earnings per share, in thousands)

Net income	$3,648	$4,680	$4,915

Weighted-average common shares outstanding	4,231	4,241	4,297

Basic earnings per share	$0.86	$1.10	$1.14

Weighted-average common shares outstanding	4,231	4,241	4,297

Common stock equivalents due to effect of stock options	2	3	4

Total weighted-average common shares and equivalents	$4,233	$4,244	$4,301

Diluted earnings per share	$0.86	$1.10	$1.14

Anti-dilutive stock options outstanding	79	60	70